Biotricity, Inc. - Balance Sheets - USD ($)		Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash		$ 20,659	$ 410,601
Harmonized sales tax recoverable		9,939	36,291
Deposits and other receivables		3,916	39,202
Total Current Assets		34,514	486,094
NON-CURRENT ASSETS
Deposits and other receivables		33,000	33,000
Total Assets		67,514	519,094
Current Liabilities:
Accounts payable and accrued liabilities	[1]	1,315,995	413,273
Convertible promissory note	[2]	1,308,712	783,778
Derivative liabilities	[3]	1,511,358	561,220
TOTAL LIABILITIES		4,136,065	1,758,271
Stockholders' Deficiency
Preferred stock	[4]	1	1
Common stock	[5]	26,255	25,000
Shares to be issued	[6]	200,855
Additional paid-in capital		12,478,520	7,982,598
Accumulated other comprehensive loss		(264,577)	(18,002)
Accumulated deficit		(16,509,605)	(9,228,774)
TOTAL STOCKHOLDERS' DEFICIENCY		(4,068,551)	(1,239,177)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY		67,514	519,094
Commitments	[7]
Subsequent Events	[8]

[1]	See Note 5
[2]	See Note 6
[3]	See Note 7
[4]	$0.001 par value; 10,000,000 shares authorized as at December 31, 2016 (December 31, 2015: 1,000,000), 1 share issued and outstanding as at December 31, 2016 and 2015, respectively. [Note 8]
[5]	$0.001 par value; 125,000,000 authorized as at December 31, 2016 (December 31, 215: 100,000,000), 17,139,589 issued and outstanding common shares as at December 31, 2016 and 15,876,947 shares issued and outstanding at December 31, 2015 and exchangeable shares as of 9,123,031 as at December 31, 2016 and 2015. [Note 8]
[6]	77,463 shares of common stock [Note 8]
[7]	See Note 11
[8]	See Note 12